Investments in subsidiary undertakings, joint ventures and associates - Aggregate carrying amounts of the investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investment funds
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	$ 35,446	$ 27,167
Investment funds | Equity securities and holdings in collective investment schemes
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	35,446	27,167
Other structured entities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	251	181
Other structured entities | Debt securities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	$ 251	$ 181